Condensed Consolidated Balance Sheets (Unaudited) - JPY (¥) ¥ in Millions	Sep. 30, 2021	Mar. 31, 2021
ASSETS
Cash and due from banks	¥ 50,469,922	¥ 49,977,480
Interest-earning deposits in other banks	53,141,070	53,346,721
Cash, due from banks and interest-earning deposits in other banks	103,610,992	103,324,201
Call loans, funds sold, and receivables under resale agreements	13,526,064	15,035,838
Receivables under securities borrowing transactions	3,466,015	3,369,903
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥5,032,178 and ¥7,390,869 at March 31, 2021 and September 30, 2021) (including ¥18,231,238 and ¥20,453,438 at March 31, 2021 and September 30, 2021 measured at fair value under fair value option)	45,337,381	44,444,379
Investment securities:
Available-for-sale debt securities (including assets pledged that secured parties are permitted to sell or repledge of ¥2,877,061 and ¥3,209,901 at March 31, 2021 and September 30, 2021)	47,099,281	47,117,813
Held-to-maturity debt securities (including assets pledged that secured parties are permitted to sell or repledge of ¥105,029 and ¥105,025 at March 31, 2021 and September 30, 2021) (fair value of ¥3,939,143 and ¥3,304,908 at March 31, 2021 and September 30, 2021)	3,271,606	3,903,763
Equity securities (including assets pledged that secured parties are permitted to sell or repledge of ¥1,532 and ¥1,006 at March 31, 2021 and September 30, 2021) (including ¥5,866,846 and ¥5,950,105 at March 31, 2021 and September 30, 2021 measured at fair value)	6,313,287	6,222,920
Total investment securities	56,684,174	57,244,496
Loans, net of unearned income, unamortized premiums and deferred loan fees (including assets pledged that secured parties are permitted to sell or repledge of ¥204,488 and ¥192,930 at March 31, 2021 and September 30, 2021)	106,350,454	115,718,863
Allowance for credit losses	(1,171,458)	(1,348,391)
Net loans	105,178,996	114,370,472
Premises and equipment—net	827,269	874,992
Customers’ acceptance liability	283,940	283,194
Intangible assets—net	1,149,539	1,184,994
Goodwill	300,058	370,852
Other assets (including assets held for sale relating to transferred business of MUFG Union Bank at September 30, 2021 and net of allowance for credit losses of ¥14,741 and ¥13,466 at March 31, 2021 and September 30, 2021)	23,428,681	13,321,304
Total assets	353,793,109	353,824,625
Deposits:
Domestic offices, Non-interest-bearing	32,156,904	32,287,997
Domestic offices, Interest-bearing	141,900,253	141,908,498
Overseas offices, principally interest-bearing	45,885,914	55,010,441
Total deposits	219,943,071	229,206,936
Call money, funds purchased, and payables under repurchase agreements	28,068,840	26,921,773
Payables under securities lending transactions	833,696	842,590
Due to trust account and other short-term borrowings (including ¥196,113 and ¥34,313 at March 31, 2021 and September 30, 2021 measured at fair value under fair value option)	18,102,080	18,079,554
Trading account liabilities	9,527,062	12,017,553
Bank acceptances outstanding	283,940	283,194
Long-term debt (including ¥402,823 and ¥499,929 at March 31, 2021 and September 30, 2021 measured at fair value under fair value option)	33,482,214	35,157,651
Other liabilities (including liabilities held for sale relating to transferred business of MUFG Union Bank at September 30, 2021)	26,451,387	15,070,820
Liabilities, Total	336,692,290	337,580,071
Commitments and contingent liabilities
Mitsubishi UFJ Financial Group shareholders’ equity:
Capital stock—common stock authorized, 33,000,000,000 shares; common stock issued, 13,581,995,120 shares and 13,581,995,120 shares at March 31, 2021 and September 30, 2021, with no stated value	2,090,270	2,090,270
Capital surplus	5,524,313	5,533,761
Retained earnings:
Appropriated for legal reserve	239,571	239,571
Unappropriated retained earnings	9,166,932	8,589,900
Accumulated other comprehensive loss, net of taxes	(81,491)	(289,481)
Treasury stock, at cost—737,282,154 common shares and 742,541,406 common shares at March 31, 2021 and September 30, 2021	(506,357)	(503,072)
Total Mitsubishi UFJ Financial Group shareholders’ equity	16,433,238	15,660,949
Noncontrolling interests	667,581	583,605
Total equity	17,100,819	16,244,554
Total liabilities and equity	353,793,109	353,824,625
Consolidated VIEs
ASSETS
Cash and due from banks	2,907	2,698
Interest-earning deposits in other banks	31,063	30,422
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥5,032,178 and ¥7,390,869 at March 31, 2021 and September 30, 2021) (including ¥18,231,238 and ¥20,453,438 at March 31, 2021 and September 30, 2021 measured at fair value under fair value option)	1,066,073	959,001
Investment securities:
Total investment securities	1,721,039	1,727,292
Net loans	15,652,916	15,247,928
All other assets	211,543	161,075
Total assets	18,685,541	18,128,416
Deposits:
Total deposits	0	0
Long-term debt (including ¥402,823 and ¥499,929 at March 31, 2021 and September 30, 2021 measured at fair value under fair value option)	415,517	457,763
Other short-term borrowings	47,219	33,599
All other liabilities	67,735	103,457
Liabilities, Total	¥ 530,471	¥ 594,819